CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 1,431	$ (3,433)	$ (9,016)
Income (loss) from discontinued operations	(109)	1,821	(1,190)
Income (loss) from continuing operations	1,540	(5,254)	(7,826)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	761	764	711
Amortization of deferred financing costs		123	325
Gain on the sale of property and equipment	(10)	(29)
Forgiveness of debt		(1,312)
Bad debt expense	30	30	46
Deferred income taxes	(30)	38	(10)
Stock-based compensation	14	39	63
Stock issued for services	20
Changes in assets and liabilities:
Accounts receivable, net	(6,926)	(3,452)	(976)
Prepaid expenses and other current assets	(72)	(122)	(176)
Other assets	16	(20)	3
Accounts payable	659	(272)	433
Accrued expenses and other current liabilities	7,396	2,953	1,121
Income taxes payable	(3)	(1,659)	129
Liability to United States Department of Labor	(259)	(323)	(254)
Other liabilities	(406)	470	(92)
Net cash provided by (used in) in discontinued operations	(124)	65	(1,416)
Net cash provided by (used in) operating activities	2,606	(7,961)	(7,919)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(645)	(699)	(633)
Proceeds from sale of property and equipment	9	95	39
Change in restricted cash	1,859	(1,515)	(530)
Net cash used in discontinued operations			(10)
Net cash provided by (used in) investing activities	1,223	(2,119)	(1,134)
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings (repayments) under lines of credit, net	(2,194)	4,056	510
Net proceeds from convertible notes payable to related party	5,675	7,257	6,863
Net cash provided by financing activities	3,481	11,313	7,373
EFFECT OF CHANGES IN FOREIGN CURRENCY EXCHANGE RATES ON CASH AND CASH EQUIVALENTS	(4,471)	957	347
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	2,839	2,189	(1,333)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	3,134	945	2,278
CASH AND CASH EQUIVALENTS, END OF YEAR	5,973	3,134	945
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Cashless exercise of stock options		3
SUPPLEMENTAL DISCLOSURES OF CASH FLOW ACTIVITIES
Cash paid during the year for interest	748	635	613
Cash paid during the year for income taxes	$ 100	$ 218	$ 183